Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Puritan Trust
Entity Central Index Key	0000081205
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Fidelity Low-Priced Stock Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity® Low-Priced Stock Fund Class K
Trading Symbol	FLPKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 24,002,302,773
Holdings Count | shares	641
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$24,002,302,773
Number of Holdings	641
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.2 Industrials 15.4 Consumer Discretionary 14.4 Information Technology 14.1 Health Care 9.4 Energy 8.0 Consumer Staples 6.9 Materials 5.0 Utilities 1.6 Real Estate 1.1 Communication Services 1.1 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 63.8 Japan 8.1 United Kingdom 6.1 Canada 3.3 China 2.5 France 2.3 Korea (South) 2.0 Netherlands 1.6 Taiwan 1.3 Others 9.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.8 Japan - 8.1 United Kingdom - 6.1 Canada - 3.3 China - 2.5 France - 2.3 Korea (South) - 2.0 Netherlands - 1.6 Taiwan - 1.3 Others - 9.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 2.0 UnitedHealth Group Inc 1.8 PG&E Corp 1.4 Reinsurance Group of America Inc 1.2 TotalEnergies SE ADR 1.2 TD SYNNEX Corp 1.2 Ovintiv Inc 1.0 Amdocs Ltd 1.0 Primo Brands Corp Class A 0.9 Raymond James Financial Inc 0.9 12.6
Fidelity Advisor Low-Priced Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity Advisor® Low-Priced Stock Fund Class I
Trading Symbol	FLPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period October 8, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 29	0.90%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.90%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 24,002,302,773
Holdings Count | shares	641
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$24,002,302,773
Number of Holdings	641
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.2 Industrials 15.4 Consumer Discretionary 14.4 Information Technology 14.1 Health Care 9.4 Energy 8.0 Consumer Staples 6.9 Materials 5.0 Utilities 1.6 Real Estate 1.1 Communication Services 1.1 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 63.8 Japan 8.1 United Kingdom 6.1 Canada 3.3 China 2.5 France 2.3 Korea (South) 2.0 Netherlands 1.6 Taiwan 1.3 Others 9.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.8 Japan - 8.1 United Kingdom - 6.1 Canada - 3.3 China - 2.5 France - 2.3 Korea (South) - 2.0 Netherlands - 1.6 Taiwan - 1.3 Others - 9.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 2.0 UnitedHealth Group Inc 1.8 PG&E Corp 1.4 Reinsurance Group of America Inc 1.2 TotalEnergies SE ADR 1.2 TD SYNNEX Corp 1.2 Ovintiv Inc 1.0 Amdocs Ltd 1.0 Primo Brands Corp Class A 0.9 Raymond James Financial Inc 0.9 12.6
Fidelity Series Intrinsic Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Intrinsic Opportunities Fund
Class Name	Fidelity® Series Intrinsic Opportunities Fund
Trading Symbol	FDMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Intrinsic Opportunities Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Intrinsic Opportunities Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 2,989,838,126
Holdings Count | shares	271
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$2,989,838,126
Number of Holdings	271
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.7 Industrials 15.7 Consumer Discretionary 12.8 Information Technology 11.4 Health Care 9.3 Energy 8.1 Materials 5.9 Consumer Staples 4.8 Utilities 1.6 Real Estate 1.5 Communication Services 1.3 Common Stocks 96.1 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 United States 87.9 Japan 2.5 United Kingdom 2.0 France 1.0 Canada 1.0 Greece 0.8 China 0.7 Puerto Rico 0.6 Spain 0.5 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.9 Japan - 2.5 United Kingdom - 2.0 France - 1.0 Canada - 1.0 Greece - 0.8 China - 0.7 Puerto Rico - 0.6 Spain - 0.5 Others - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 2.1 UnitedHealth Group Inc 1.7 PG&E Corp 1.4 TD SYNNEX Corp 1.2 Reinsurance Group of America Inc 1.1 Primo Brands Corp Class A 1.0 Gilead Sciences Inc 1.0 Silgan Holdings Inc 1.0 Raymond James Financial Inc 1.0 Cognizant Technology Solutions Corp Class A 0.9 12.4
Fidelity Low-Priced Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity® Low-Priced Stock Fund
Trading Symbol	FLPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low-Priced Stock Fund	$ 43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 24,002,302,773
Holdings Count | shares	641
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$24,002,302,773
Number of Holdings	641
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.2 Industrials 15.4 Consumer Discretionary 14.4 Information Technology 14.1 Health Care 9.4 Energy 8.0 Consumer Staples 6.9 Materials 5.0 Utilities 1.6 Real Estate 1.1 Communication Services 1.1 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 63.8 Japan 8.1 United Kingdom 6.1 Canada 3.3 China 2.5 France 2.3 Korea (South) 2.0 Netherlands 1.6 Taiwan 1.3 Others 9.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.8 Japan - 8.1 United Kingdom - 6.1 Canada - 3.3 China - 2.5 France - 2.3 Korea (South) - 2.0 Netherlands - 1.6 Taiwan - 1.3 Others - 9.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 2.0 UnitedHealth Group Inc 1.8 PG&E Corp 1.4 Reinsurance Group of America Inc 1.2 TotalEnergies SE ADR 1.2 TD SYNNEX Corp 1.2 Ovintiv Inc 1.0 Amdocs Ltd 1.0 Primo Brands Corp Class A 0.9 Raymond James Financial Inc 0.9 12.6
Fidelity Value Discovery Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery Fund
Class Name	Fidelity® Value Discovery Fund Class K
Trading Symbol	FVDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Value Discovery Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 3,193,939,691
Holdings Count | shares	108
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$3,193,939,691
Number of Holdings	108
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.9 Health Care 16.0 Industrials 12.6 Consumer Staples 9.7 Information Technology 7.7 Energy 7.2 Consumer Discretionary 4.8 Utilities 4.3 Communication Services 4.3 Materials 3.1 Real Estate 1.4 Common Stocks 97.2 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 91.8 United Kingdom 4.0 Canada 2.3 Korea (South) 0.8 Germany 0.7 France 0.2 Sweden 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 United Kingdom - 4.0 Canada - 2.3 Korea (South) - 0.8 Germany - 0.7 France - 0.2 Sweden - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 4.1 Exxon Mobil Corp 3.8 Chubb Ltd 2.8 The Travelers Companies, Inc. 2.8 UnitedHealth Group Inc 2.7 Cigna Group/The 2.6 Bank of America Corp 2.5 Cisco Systems Inc 2.4 Berkshire Hathaway Inc Class B 2.3 Centene Corp 2.2 28.2
Fidelity Advisor Low-Priced Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity Advisor® Low-Priced Stock Fund Class M
Trading Symbol	FLPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period October 8, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 44	1.40%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	1.40%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 24,002,302,773
Holdings Count | shares	641
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$24,002,302,773
Number of Holdings	641
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.2 Industrials 15.4 Consumer Discretionary 14.4 Information Technology 14.1 Health Care 9.4 Energy 8.0 Consumer Staples 6.9 Materials 5.0 Utilities 1.6 Real Estate 1.1 Communication Services 1.1 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 63.8 Japan 8.1 United Kingdom 6.1 Canada 3.3 China 2.5 France 2.3 Korea (South) 2.0 Netherlands 1.6 Taiwan 1.3 Others 9.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.8 Japan - 8.1 United Kingdom - 6.1 Canada - 3.3 China - 2.5 France - 2.3 Korea (South) - 2.0 Netherlands - 1.6 Taiwan - 1.3 Others - 9.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 2.0 UnitedHealth Group Inc 1.8 PG&E Corp 1.4 Reinsurance Group of America Inc 1.2 TotalEnergies SE ADR 1.2 TD SYNNEX Corp 1.2 Ovintiv Inc 1.0 Amdocs Ltd 1.0 Primo Brands Corp Class A 0.9 Raymond James Financial Inc 0.9 12.6
Fidelity Advisor Low-Priced Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity Advisor® Low-Priced Stock Fund Class A
Trading Symbol	FLPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period October 8, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 36	1.15%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	1.15%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 24,002,302,773
Holdings Count | shares	641
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$24,002,302,773
Number of Holdings	641
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.2 Industrials 15.4 Consumer Discretionary 14.4 Information Technology 14.1 Health Care 9.4 Energy 8.0 Consumer Staples 6.9 Materials 5.0 Utilities 1.6 Real Estate 1.1 Communication Services 1.1 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 63.8 Japan 8.1 United Kingdom 6.1 Canada 3.3 China 2.5 France 2.3 Korea (South) 2.0 Netherlands 1.6 Taiwan 1.3 Others 9.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.8 Japan - 8.1 United Kingdom - 6.1 Canada - 3.3 China - 2.5 France - 2.3 Korea (South) - 2.0 Netherlands - 1.6 Taiwan - 1.3 Others - 9.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 2.0 UnitedHealth Group Inc 1.8 PG&E Corp 1.4 Reinsurance Group of America Inc 1.2 TotalEnergies SE ADR 1.2 TD SYNNEX Corp 1.2 Ovintiv Inc 1.0 Amdocs Ltd 1.0 Primo Brands Corp Class A 0.9 Raymond James Financial Inc 0.9 12.6
Fidelity Advisor Low-Priced Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity Advisor® Low-Priced Stock Fund Class Z
Trading Symbol	FLPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period October 8, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 25	0.79%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.79%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 24,002,302,773
Holdings Count | shares	641
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$24,002,302,773
Number of Holdings	641
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.2 Industrials 15.4 Consumer Discretionary 14.4 Information Technology 14.1 Health Care 9.4 Energy 8.0 Consumer Staples 6.9 Materials 5.0 Utilities 1.6 Real Estate 1.1 Communication Services 1.1 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 63.8 Japan 8.1 United Kingdom 6.1 Canada 3.3 China 2.5 France 2.3 Korea (South) 2.0 Netherlands 1.6 Taiwan 1.3 Others 9.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.8 Japan - 8.1 United Kingdom - 6.1 Canada - 3.3 China - 2.5 France - 2.3 Korea (South) - 2.0 Netherlands - 1.6 Taiwan - 1.3 Others - 9.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 2.0 UnitedHealth Group Inc 1.8 PG&E Corp 1.4 Reinsurance Group of America Inc 1.2 TotalEnergies SE ADR 1.2 TD SYNNEX Corp 1.2 Ovintiv Inc 1.0 Amdocs Ltd 1.0 Primo Brands Corp Class A 0.9 Raymond James Financial Inc 0.9 12.6
Fidelity Low-Priced Stock K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock K6 Fund
Class Name	Fidelity® Low-Priced Stock K6 Fund
Trading Symbol	FLKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock K6 Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low-Priced Stock K6 Fund	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 3,884,367,719
Holdings Count | shares	636
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$3,884,367,719
Number of Holdings	636
Portfolio Turnover	36%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.6 Industrials 14.6 Consumer Discretionary 13.9 Information Technology 13.6 Health Care 8.9 Energy 8.0 Consumer Staples 6.5 Materials 4.6 Utilities 1.7 Real Estate 1.2 Communication Services 1.1 Common Stocks 94.7 Short-Term Investments and Net Other Assets (Liabilities) 5.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.7 Short-Term Investments and Net Other Assets (Liabilities) - 5.3 United States 65.9 Japan 7.7 United Kingdom 5.9 Canada 3.1 China 2.3 France 2.2 Korea (South) 1.6 Netherlands 1.3 Taiwan 1.3 Others 8.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.9 Japan - 7.7 United Kingdom - 5.9 Canada - 3.1 China - 2.3 France - 2.2 Korea (South) - 1.6 Netherlands - 1.3 Taiwan - 1.3 Others - 8.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 2.0 UnitedHealth Group Inc 1.7 PG&E Corp 1.4 Reinsurance Group of America Inc 1.2 TotalEnergies SE ADR 1.2 TD SYNNEX Corp 1.2 Ovintiv Inc 1.0 Amdocs Ltd 1.0 Primo Brands Corp Class A 0.9 Raymond James Financial Inc 0.8 12.4
Fidelity Value Discovery K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery K6 Fund
Class Name	Fidelity® Value Discovery K6 Fund
Trading Symbol	FDVKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Value Discovery K6 Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Discovery K6 Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 169,482,977
Holdings Count | shares	108
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$169,482,977
Number of Holdings	108
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.8 Health Care 16.1 Industrials 12.6 Consumer Staples 9.9 Information Technology 7.9 Energy 7.4 Consumer Discretionary 5.0 Communication Services 4.3 Utilities 4.2 Materials 3.3 Real Estate 1.5 Common Stocks 98.3 Preferred Stocks 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Preferred Stocks - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 91.4 United Kingdom 4.2 Canada 2.5 Korea (South) 0.7 Germany 0.7 France 0.3 Sweden 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.4 United Kingdom - 4.2 Canada - 2.5 Korea (South) - 0.7 Germany - 0.7 France - 0.3 Sweden - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 4.4 Exxon Mobil Corp 3.9 Chubb Ltd 2.9 The Travelers Companies, Inc. 2.9 UnitedHealth Group Inc 2.7 Cigna Group/The 2.6 Bank of America Corp 2.5 Cisco Systems Inc 2.5 Centene Corp 2.2 Wells Fargo & Co 2.1 28.7
Fidelity Value Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery Fund
Class Name	Fidelity® Value Discovery Fund
Trading Symbol	FVDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Value Discovery Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Discovery Fund	$ 26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 3,193,939,691
Holdings Count | shares	108
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$3,193,939,691
Number of Holdings	108
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.9 Health Care 16.0 Industrials 12.6 Consumer Staples 9.7 Information Technology 7.7 Energy 7.2 Consumer Discretionary 4.8 Utilities 4.3 Communication Services 4.3 Materials 3.1 Real Estate 1.4 Common Stocks 97.2 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 91.8 United Kingdom 4.0 Canada 2.3 Korea (South) 0.8 Germany 0.7 France 0.2 Sweden 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.8 United Kingdom - 4.0 Canada - 2.3 Korea (South) - 0.8 Germany - 0.7 France - 0.2 Sweden - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 4.1 Exxon Mobil Corp 3.8 Chubb Ltd 2.8 The Travelers Companies, Inc. 2.8 UnitedHealth Group Inc 2.7 Cigna Group/The 2.6 Bank of America Corp 2.5 Cisco Systems Inc 2.4 Berkshire Hathaway Inc Class B 2.3 Centene Corp 2.2 28.2
Fidelity Advisor Low-Priced Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity Advisor® Low-Priced Stock Fund Class C
Trading Symbol	FLPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period October 8, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 60	1.90%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.90%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 24,002,302,773
Holdings Count | shares	641
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$24,002,302,773
Number of Holdings	641
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.2 Industrials 15.4 Consumer Discretionary 14.4 Information Technology 14.1 Health Care 9.4 Energy 8.0 Consumer Staples 6.9 Materials 5.0 Utilities 1.6 Real Estate 1.1 Communication Services 1.1 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 63.8 Japan 8.1 United Kingdom 6.1 Canada 3.3 China 2.5 France 2.3 Korea (South) 2.0 Netherlands 1.6 Taiwan 1.3 Others 9.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.8 Japan - 8.1 United Kingdom - 6.1 Canada - 3.3 China - 2.5 France - 2.3 Korea (South) - 2.0 Netherlands - 1.6 Taiwan - 1.3 Others - 9.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 2.0 UnitedHealth Group Inc 1.8 PG&E Corp 1.4 Reinsurance Group of America Inc 1.2 TotalEnergies SE ADR 1.2 TD SYNNEX Corp 1.2 Ovintiv Inc 1.0 Amdocs Ltd 1.0 Primo Brands Corp Class A 0.9 Raymond James Financial Inc 0.9 12.6